Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 group_presidents segments	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Number of group presidents									5
Reportable Segments
Number of operating segments led by Group Presidents									3
Number of operating segments led by Group president responsible for corporate services									1
Number of smaller operating segments led by Group President									1
Number of operating segments									5
Number of reportable segments									4
Useful life to amortize goodwill for segment assets									20 years
Sales and revenues	$ 14,402	$ 13,423	$ 14,621	$ 13,210	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 55,656	$ 65,875	$ 60,138
Depreciation and amortization									3,087	2,813	2,527
Consolidated profit before taxes									5,128	8,236	6,725
Segment assets	84,896				88,970				84,896	88,970	81,218
Capital expenditures									4,446	5,076	3,924
Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									58,196	68,698	62,489
Reportable segments
Reportable Segments
Sales and revenues									55,094	64,704	58,413
Depreciation and amortization									2,765	2,571	2,243
Consolidated profit before taxes									7,328	10,304	9,030
Segment assets	65,102				69,734				65,102	69,734	60,729
Capital expenditures									3,667	4,808	3,657
Intersegment Eliminations
Reportable Segments
Sales and revenues									3,102	3,994	4,076
Machinery and Power Systems | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									54,972	65,608	59,486
Machinery and Power Systems | Reportable segments
Reportable Segments
Sales and revenues									51,870	61,614	55,410
Depreciation and amortization									1,976	1,863	1,533
Consolidated profit before taxes									6,338	9,541	8,443
Segment assets	28,122				33,171				28,122	33,171	28,982
Capital expenditures									1,861	3,148	2,466
Machinery and Power Systems | Intersegment Eliminations
Reportable Segments
Sales and revenues									3,102	3,994	4,076
Construction Industries | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									18,781	19,804	20,242
Construction Industries | Reportable segments
Reportable Segments
Sales and revenues									18,445	19,334	19,667
Depreciation and amortization									576	565	526
Consolidated profit before taxes									1,363	1,789	2,056
Segment assets	8,429				10,393				8,429	10,393	7,942
Capital expenditures									645	1,045	915
Construction Industries | Intersegment Eliminations
Reportable Segments
Sales and revenues									336	470	575
Resource Industries | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									14,141	22,275	16,791
Resource Industries | Reportable segments
Reportable Segments
Sales and revenues									13,270	21,158	15,629
Depreciation and amortization									758	694	463
Consolidated profit before taxes									1,575	4,318	3,334
Segment assets	11,201				13,455				11,201	13,455	12,292
Capital expenditures									539	1,143	717
Resource Industries | Intersegment Eliminations
Reportable Segments
Sales and revenues									871	1,117	1,162
Power Systems | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									22,050	23,529	22,453
Power Systems | Reportable segments
Reportable Segments
Sales and revenues									20,155	21,122	20,114
Depreciation and amortization									642	604	544
Consolidated profit before taxes									3,400	3,434	3,053
Segment assets	8,492				9,323				8,492	9,323	8,748
Capital expenditures									677	960	834
Power Systems | Intersegment Eliminations
Reportable Segments
Sales and revenues									1,895	2,407	2,339
Financial Products Segment | Reportable Segments Including Intersegment Eliminations
Reportable Segments
Sales and revenues									3,224	3,090	3,003
Financial Products Segment | Reportable segments
Reportable Segments
Sales and revenues									3,224	3,090	3,003
Depreciation and amortization									789	708	710
Consolidated profit before taxes									990	763	587
Segment assets	36,980				36,563				36,980	36,563	31,747
Capital expenditures									1,806	1,660	1,191
Financial Products Segment | Intersegment Eliminations
Reportable Segments
Sales and revenues									$ 0	$ 0	$ 0